Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted net loss per share attributable to common stockholders is calculated as follows:

	Year Ended December 31,
	2023	2022	2021
Net loss attributable to common stockholders	$(61,018)	$(36,641)	$(96,305)
Basic weighted-average common shares outstanding (1)	89,539,910	83,188,276	16,655,634
Basic loss per share for the period attributable to stockholders	$(0.68)	$(0.44)	$(5.78)
Effect of dilutive securities:
Adjustment to numerator - Change in fair value of Columbia Warrant liability	$—	$(18,635)	$—
Dilutive numerator	$(61,018)	$(55,276)	$(96,305)
Columbia Warrant	—	609,873	—
Diluted weighted-average common shares outstanding	89,539,910	83,798,149	16,655,634
Diluted loss per share for the period attributable to stockholders	$(0.68)	$(0.66)	$(5.78)
[1] After applying the 3.3028 Exchange Ratio as described in Note 4 (Reverse Recapitalization).

Schedule of diluted shares outstanding because the effect would have been anti-dilutive
Additionally, the following securities were not included in the computation of diluted shares outstanding because the effect would have been anti-dilutive:

	Year Ended December 31,
	2023	2022	2021
Warrants	49,184,868	49,184,868	15,931,360
Sponsor earnout shares	1,775,962	1,775,962	—
Stock options	4,909,302	6,067,313	6,864,563
Restricted stock units	3,229,915	1,459,280	—
Redeemable convertible preferred stock	—	—	6,645,215
Total	59,100,047	58,487,423	29,441,138